Goodwill - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill balance, beginning of year	$ 20,317	$ 15,504
Goodwill balance, end of year	38,019	20,317
Tictail, Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	15,125	0
Solutions Alveo Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	2,577	0
Oberlo UAB
Goodwill [Roll Forward]
Increase related to acquisitions	$ 0	$ 4,813